UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	2/29/2024

Item 1 – Reports to Stockholders –

PGIM JENNISON MID-CAP GROWTH FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Mid-Cap Growth Fund informative and useful. The report covers performance for the six-month period ended February 29, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Jennison Mid-Cap Growth Fund

April 15, 2024

PGIM Jennison Mid-Cap Growth Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24 (without sales charges)	Average Annual Total Returns as of 2/29/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	11.40	13.76	11.00	9.04	—

Class C	10.88	18.21	11.35	8.85	—

Class R	11.40	20.24	12.05	9.45	—

Class Z	11.63	20.73	12.64	10.01	—

Class R2	11.49	20.35	12.24	N/A	11.07 (12/27/2017)

Class R4	11.58	20.66	12.51	N/A	11.35 (12/27/2017)

Class R6	11.73	20.96	12.79	10.18	—

Russell Midcap Growth Index

	16.53	25.03	11.59	10.88	—

Russell Midcap Index

	11.53	15.46	10.35	9.45	—

Average Annual Total Returns as of 2/29/24 Since Inception (%)

Class R2, Class R4
(12/27/2017)

Russell Midcap Growth Index	11.39

Russell Midcap Index	9.19

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fee*	None	None	None	None	0.10%	0.10%	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell Midcap Growth Index—The Russell Midcap Growth Index is an unmanaged index which is a market value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 27% of the total market capitalization of the Russell 1000 Index.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Mid-Cap Growth Fund 5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 2/29/24

Ten Largest Holdings	Line of Business	% of Net Assets

Performance Food Group Co.	Consumer Staples Distribution & Retail	2.7%

Shift4 Payments, Inc. (Class A Stock)	Financial Services	2.5%

Crowdstrike Holdings, Inc. (Class A Stock)	Software	2.4%

Pinterest, Inc. (Class A Stock)	Interactive Media & Services	2.1%

Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	2.0%

Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	2.0%

WEX, Inc.	Financial Services	2.0%

Burlington Stores, Inc.	Specialty Retail	1.9%

HEICO Corp.	Aerospace & Defense	1.9%

GFL Environmental, Inc. (Canada)	Commercial Services & Supplies	1.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Mid-Cap Growth Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Mid-Cap Growth Fund		Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,114.00	1.06%	$ 5.57

	Hypothetical	$1,000.00	$1,019.59	1.06%	$ 5.32

Class C	Actual	$1,000.00	$1,108.80	2.02%	$10.59

	Hypothetical	$1,000.00	$1,014.82	2.02%	$10.12

Class R	Actual	$1,000.00	$1,114.00	1.26%	$ 6.62

	Hypothetical	$1,000.00	$1,018.60	1.26%	$ 6.32

Class Z	Actual	$1,000.00	$1,116.30	0.72%	$ 3.79

	Hypothetical	$1,000.00	$1,021.28	0.72%	$ 3.62

Class R2	Actual	$1,000.00	$1,114.90	1.08%	$ 5.68

	Hypothetical	$1,000.00	$1,019.49	1.08%	$ 5.42

Class R4	Actual	$1,000.00	$1,115.80	0.83%	$ 4.37

	Hypothetical	$1,000.00	$1,020.74	0.83%	$ 4.17

Class R6	Actual	$1,000.00	$1,117.30	0.60%	$ 3.16

	Hypothetical	$1,000.00	$1,021.88	0.60%	$ 3.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2024, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of February 29, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS

Aerospace & Defense 3.3%

BWX Technologies, Inc.	341,833	$34,467,022
HEICO Corp.(a)	251,038	48,550,749

		83,017,771

Automobile Components 0.3%

Aptiv PLC*	95,291	7,574,682

Biotechnology 3.3%

Apellis Pharmaceuticals, Inc.*	207,765	12,875,197
Argenx SE (Netherlands), ADR*	34,799	13,223,968
Exact Sciences Corp.*	642,115	36,940,876
Natera, Inc.*	248,885	21,526,064

		84,566,105

Building Products 0.6%

Zurn Elkay Water Solutions Corp.	470,975	14,953,456

Commercial Services & Supplies 1.9%

GFL Environmental, Inc. (Canada)	1,339,383	48,324,939

Communications Equipment 1.2%

Arista Networks, Inc.*	110,511	30,671,223

Construction & Engineering 1.3%

Quanta Services, Inc.	93,616	22,609,200
WillScot Mobile Mini Holdings Corp.*	224,845	10,736,349

		33,345,549

Construction Materials 1.6%

Martin Marietta Materials, Inc.	70,777	40,888,581

Consumer Finance 0.8%

Ally Financial, Inc.	552,346	20,431,279

Consumer Staples Distribution & Retail 2.7%

Performance Food Group Co.*	904,966	69,474,240

Electrical Equipment 1.0%

AMETEK, Inc.	145,134	26,150,244

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 9

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 3.3%

Amphenol Corp. (Class A Stock)	330,336	$36,085,905
Cognex Corp.	383,592	15,132,704
Teledyne Technologies, Inc.*	75,796	32,385,357

		83,603,966

Energy Equipment & Services 1.1%

Halliburton Co.	756,279	26,522,705

Entertainment 1.7%

Take-Two Interactive Software, Inc.*	293,724	43,156,867

Financial Services 6.0%

Apollo Global Management, Inc.	352,774	39,440,133
Shift4 Payments, Inc. (Class A Stock)*	763,650	62,787,303
WEX, Inc.*	227,025	49,884,203

		152,111,639

Food Products 1.9%

Freshpet, Inc.*(a)	348,277	39,365,749
Lamb Weston Holdings, Inc.	96,775	9,891,373

		49,257,122

Ground Transportation 3.2%

J.B. Hunt Transport Services, Inc.	192,258	39,664,748
Saia, Inc.*	72,125	41,500,725

		81,165,473

Health Care Equipment & Supplies 6.8%

Cooper Cos., Inc. (The)	423,536	39,642,970
Dexcom, Inc.*	374,899	43,139,628
Insulet Corp.*	111,671	18,314,044
Penumbra, Inc.*	69,233	16,264,216
Shockwave Medical, Inc.*	62,447	16,290,549
STERIS PLC	167,263	38,957,225

		172,608,632

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 2.3%

Molina Healthcare, Inc.*	76,740	$30,228,653
Progyny, Inc.*	789,174	28,820,635

		59,049,288

Hotels, Restaurants & Leisure 6.3%

Churchill Downs, Inc.	296,039	36,078,273
Domino’s Pizza, Inc.	99,626	44,667,317
Hilton Worldwide Holdings, Inc.	248,172	50,706,503
Texas Roadhouse, Inc.	195,220	29,160,011

		160,612,104

Household Durables 1.1%

Lennar Corp. (Class A Stock)	179,298	28,420,526

Insurance 2.1%

Markel Group, Inc.*	8,470	12,641,305
RenaissanceRe Holdings Ltd. (Bermuda)	176,229	39,619,804

		52,261,109

Interactive Media & Services 2.1%

Pinterest, Inc. (Class A Stock)*	1,461,118	53,623,031

IT Services 4.9%

Gartner, Inc.*	75,512	35,155,366
Globant SA*	200,999	44,856,947
MongoDB, Inc.*	100,236	44,863,629

		124,875,942

Life Sciences Tools & Services 3.3%

Avantor, Inc.*	1,440,703	35,498,922
Illumina, Inc.*	156,951	21,946,458
IQVIA Holdings, Inc.*	100,826	24,920,154

		82,365,534

Machinery 1.1%

Xylem, Inc.	220,453	28,008,554

Media 1.7%

Trade Desk, Inc. (The) (Class A Stock)*	508,435	43,435,602

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 11

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 1.5%

Cheniere Energy, Inc.	252,061	$39,119,867

Personal Care Products 0.3%

elf Beauty, Inc.*	29,840	6,222,535

Professional Services 1.4%

KBR, Inc.	602,378	36,160,751

Real Estate Management & Development 3.1%

CBRE Group, Inc. (Class A Stock)*	426,986	39,235,744
CoStar Group, Inc.*	439,416	38,242,374

		77,478,118

Semiconductors & Semiconductor Equipment 5.5%

Marvell Technology, Inc.	702,681	50,354,120
Microchip Technology, Inc.	377,364	31,751,407
ON Semiconductor Corp.*	138,168	10,904,219
Universal Display Corp.	258,670	45,117,221

		138,126,967

Software 10.8%

Cadence Design Systems, Inc.*	139,008	42,311,255
Crowdstrike Holdings, Inc. (Class A Stock)*	186,113	60,328,529
Datadog, Inc. (Class A Stock)*	313,517	41,214,945
HubSpot, Inc.*	65,887	40,771,534
Palo Alto Networks, Inc.*	95,912	29,785,472
Procore Technologies, Inc.*	403,578	31,491,191
PTC, Inc.*	154,062	28,194,887

		274,097,813

Specialty Retail 4.9%

Burlington Stores, Inc.*	240,340	49,293,734
Five Below, Inc.*	77,158	15,484,068
O’Reilly Automotive, Inc.*	39,710	43,181,448
Tractor Supply Co.(a)	61,110	15,541,495

		123,500,745

Textiles, Apparel & Luxury Goods 1.3%

On Holding AG (Switzerland) (Class A Stock)*(a)	932,827	32,667,602

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 2.4%

SiteOne Landscape Supply, Inc.*	149,028	$25,108,237
Watsco, Inc.(a)	87,965	34,668,766

		59,777,003

TOTAL LONG-TERM INVESTMENTS (cost $1,762,478,955)		2,487,627,564

SHORT-TERM INVESTMENTS 6.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(wb)	51,674,527	51,674,527
PGIM Institutional Money Market Fund (7-day effective yield 5.683%)
(cost $124,119,971; includes $123,511,096 of cash collateral for securities on loan)(b)(wb)	124,322,434	124,272,705

TOTAL SHORT-TERM INVESTMENTS (cost $175,794,498)		175,947,232

TOTAL INVESTMENTS 105.0% (cost $1,938,273,453)		2,663,574,796
Liabilities in excess of other assets (5.0)%		(126,866,221)

NET ASSETS 100.0%		$2,536,708,575

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $122,663,215; cash collateral of $123,511,096 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 13

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$83,017,771	$—	$—
Automobile Components	7,574,682	—	—
Biotechnology	84,566,105	—	—
Building Products	14,953,456	—	—
Commercial Services & Supplies	48,324,939	—	—
Communications Equipment	30,671,223	—	—
Construction & Engineering	33,345,549	—	—
Construction Materials	40,888,581	—	—
Consumer Finance	20,431,279	—	—
Consumer Staples Distribution & Retail	69,474,240	—	—
Electrical Equipment	26,150,244	—	—
Electronic Equipment, Instruments & Components	83,603,966	—	—
Energy Equipment & Services	26,522,705	—	—
Entertainment	43,156,867	—	—
Financial Services	152,111,639	—	—
Food Products	49,257,122	—	—
Ground Transportation	81,165,473	—	—
Health Care Equipment & Supplies	172,608,632	—	—
Health Care Providers & Services	59,049,288	—	—
Hotels, Restaurants & Leisure	160,612,104	—	—
Household Durables	28,420,526	—	—
Insurance	52,261,109	—	—
Interactive Media & Services	53,623,031	—	—
IT Services	124,875,942	—	—
Life Sciences Tools & Services	82,365,534	—	—
Machinery	28,008,554	—	—
Media	43,435,602	—	—
Oil, Gas & Consumable Fuels	39,119,867	—	—
Personal Care Products	6,222,535	—	—
Professional Services	36,160,751	—	—
Real Estate Management & Development	77,478,118	—	—
Semiconductors & Semiconductor Equipment	138,126,967	—	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Software	$274,097,813	$—	$—
Specialty Retail	123,500,745	—	—
Textiles, Apparel & Luxury Goods	32,667,602	—	—
Trading Companies & Distributors	59,777,003	—	—
Short-Term Investments
Affiliated Mutual Funds	175,947,232	—	—

Total	$2,663,574,796	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

Software	10.8%
Affiliated Mutual Funds (4.9% represents investments purchased with collateral from securities on loan)	6.9
Health Care Equipment & Supplies	6.8
Hotels, Restaurants & Leisure	6.3
Financial Services	6.0
Semiconductors & Semiconductor Equipment	5.5
IT Services	4.9
Specialty Retail	4.9
Biotechnology	3.3
Electronic Equipment, Instruments & Components	3.3
Aerospace & Defense	3.3
Life Sciences Tools & Services	3.3
Ground Transportation	3.2
Real Estate Management & Development	3.1
Consumer Staples Distribution & Retail	2.7
Trading Companies & Distributors	2.4
Health Care Providers & Services	2.3
Interactive Media & Services	2.1
Insurance	2.1
Food Products	1.9
Commercial Services & Supplies	1.9

Media	1.7%
Entertainment	1.7
Construction Materials	1.6
Oil, Gas & Consumable Fuels	1.5
Professional Services	1.4
Construction & Engineering	1.3
Textiles, Apparel & Luxury Goods	1.3
Communications Equipment	1.2
Household Durables	1.1
Machinery	1.1
Energy Equipment & Services	1.1
Electrical Equipment	1.0
Consumer Finance	0.8
Building Products	0.6
Automobile Components	0.3
Personal Care Products	0.3

105.0
Liabilities in excess of other assets	(5.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 15

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$122,663,215	$(122,663,215)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value, including securities on loan of $122,663,215:
Unaffiliated investments (cost $1,762,478,955)	$2,487,627,564
Affiliated investments (cost $175,794,498)	175,947,232
Receivable for Fund shares sold	2,764,868
Dividends receivable	563,088
Tax reclaim receivable	13,880
Prepaid expenses	10,411

Total Assets	2,666,927,043

Liabilities

Payable to broker for collateral for securities on loan	123,511,096
Payable for Fund shares purchased	4,248,424
Management fee payable	1,117,574
Accrued expenses and other liabilities	1,036,071
Distribution fee payable	228,746
Affiliated transfer agent fee payable	76,557

Total Liabilities	130,218,468

Net Assets	$2,536,708,575

Net assets were comprised of:
Common stock, at par	$134,924
Paid-in capital in excess of par	1,817,888,478
Total distributable earnings (loss)	718,685,173

Net assets, February 29, 2024	$2,536,708,575

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 17

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Class A

Net asset value and redemption price per share, ($787,936,780 ÷ 51,993,468 shares of common stock issued and outstanding)	$15.15
Maximum sales charge (5.50% of offering price)	0.88

Maximum offering price to public	$16.03

Class C

Net asset value, offering price and redemption price per share, ($10,761,073 ÷ 535,260 shares of common stock issued and outstanding)	$20.10

Class R

Net asset value, offering price and redemption price per share, ($91,860,214 ÷ 7,345,390 shares of common stock issued and outstanding)	$12.51

Class Z

Net asset value, offering price and redemption price per share, ($662,729,700 ÷ 31,227,023 shares of common stock issued and outstanding)	$21.22

Class R2

Net asset value, offering price and redemption price per share, ($3,659,657 ÷ 172,171 shares of common stock issued and outstanding)	$21.26

Class R4

Net asset value, offering price and redemption price per share, ($34,156,028 ÷ 1,561,810 shares of common stock issued and outstanding)	$21.87

Class R6

Net asset value, offering price and redemption price per share, ($945,605,123 ÷ 42,089,331 shares of common stock issued and outstanding)	$22.47

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $4,763 foreign withholding tax)	$3,947,340
Affiliated dividend income	1,486,752
Affiliated income from securities lending, net	202,367

Total income	5,636,459

Expenses
Management fee	6,323,006
Distribution fee(a)	1,457,101
Shareholder servicing fees(a)	15,678
Transfer agent’s fees and expenses (including affiliated expense of $193,727)(a)	1,076,539
Shareholders’ reports	88,845
Custodian and accounting fees	70,988
Registration fees(a)	59,179
Professional fees	23,715
Directors’ fees	16,076
Audit fee	12,414
Miscellaneous	25,393

Total expenses	9,168,934
Less: Fee waiver and/or expense reimbursement(a)	(7,297)
Distribution fee waiver(a)	(106,111)

Net expenses	9,055,526

Net investment income (loss)	(3,419,067)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $56,466)	13,414,201
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(23,994))	251,143,075

Net gain (loss) on investment transactions	264,557,276

Net Increase (Decrease) In Net Assets Resulting From Operations	$261,138,209

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,085,971	48,934	318,333	—	3,863	—	—
Shareholder servicing fees	—	—	—	—	1,545	14,133	—
Transfer agent’s fees and expenses	592,454	14,351	66,631	368,661	1,879	19,825	12,738
Registration fees	13,570	6,461	4,490	14,465	3,494	3,445	13,254
Fee waiver and/or expense reimbursement	—	—	—	—	(3,270)	(4,027)	—
Distribution fee waiver	—	—	(106,111)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 19

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,419,067)	$(8,288,011)
Net realized gain (loss) on investment transactions	13,414,201	76,851,694
Net change in unrealized appreciation (depreciation) on investments	251,143,075	178,231,787

Net increase (decrease) in net assets resulting from operations	261,138,209	246,795,470

Dividends and Distributions
Distributions from distributable earnings
Class A	(31,581,817)	(13,462,342)
Class C	(325,753)	(138,596)
Class R	(4,431,988)	(1,866,862)
Class Z	(18,997,852)	(7,166,248)
Class R2	(103,422)	(16,516)
Class R4	(827,780)	(282,910)
Class R6	(22,527,625)	(7,682,402)

	(78,796,237)	(30,615,876)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	344,677,613	358,855,839
Net asset value of shares issued in reinvestment of dividends and distributions	74,953,002	29,165,538
Cost of shares purchased	(243,897,569)	(473,461,801)

Net increase (decrease) in net assets from Fund share transactions	175,733,046	(85,440,424)

Total increase (decrease)	358,075,018	130,739,170

Net Assets:

Beginning of period	2,178,633,557	2,047,894,387

End of period	$2,536,708,575	$2,178,633,557

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29, 2024
			Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.21		$12.85	$23.79	$25.32	$29.35	$38.18
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.08)	(0.11)	(0.15)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investment transactions	1.60		1.68	(3.99)	8.28	4.84	1.46
Total from investment operations	1.56		1.60	(4.10)	8.13	4.74	1.37
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(0.24)	(6.84)	(9.66)	(8.77)	(10.20)
Net asset value, end of period	$15.15		$14.21	$12.85	$23.79	$25.32	$29.35
Total Return(b):	11.40%		12.63%	(23.87)%	38.68%	21.73%	9.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$787,937		$748,452	$755,816	$1,126,764	$925,117	$929,801
Average net assets (000)	$727,958		$734,728	$925,727	$1,056,327	$867,188	$939,210
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.06	%(d)	1.07%	1.05%	1.03%	1.06%	1.07%
Expenses before waivers and/or expense reimbursement	1.06	%(d)	1.07%	1.05%	1.03%	1.06%	1.07%
Net investment income (loss)	(0.55	)%(d)	(0.63)%	(0.69)%	(0.65)%	(0.42)%	(0.32)%
Portfolio turnover rate(e)	27%		38%	51%	71%	58%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 21

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29, 2024
			Year Ended August 31,
			2023	2022(a)	2021(a)	2020(a)	2019(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$18.74		$17.02	$29.48	$54.12	$79.08	$118.44
Income (loss) from investment operations:
Net investment income (loss)	(0.14)		(0.27)	(0.33)	(0.48)	(0.60)	(0.80)
Net realized and unrealized gain (loss) on investment transactions	2.12		2.23	(5.29)	14.48	10.72	2.24
Total from investment operations	1.98		1.96	(5.62)	14.00	10.12	1.44
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(0.24)	(6.84)	(38.64)	(35.08)	(40.80)
Net asset value, end of period	$20.10		$18.74	$17.02	$29.48	$54.12	$79.08
Total Return(c):	10.88%		11.64%	(24.54)%	37.57%	20.95%	9.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,761		$9,936	$10,966	$17,586	$29,633	$48,646
Average net assets (000)	$9,841		$10,180	$13,699	$22,913	$34,773	$78,014
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.02	%(e)	1.99%	1.91%	1.79%	1.76%	1.74%
Expenses before waivers and/or expense reimbursement	2.02	%(e)	1.99%	1.91%	1.79%	1.76%	1.74%
Net investment income (loss)	(1.51	)%(e)	(1.56)%	(1.55)%	(1.39)%	(1.10)%	(0.99)%
Portfolio turnover rate(f)	27%		38%	51%	71%	58%	31%

(a)

The Fund had a 4-for-1 reverse stock split effective December 27, 2021. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 7 in the Notes to Financial Statements). The net asset value reported at the original dates prior to the reverse stock split were $7.37, $13.53 and $19.77 for the years ended August 31, 2021, 2020 and 2019, respectively.

(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended February 29, 2024
			Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.84		$10.77	$21.09	$23.41	$27.83	$36.85
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.09)	(0.13)	(0.18)	(0.13)	(0.14)
Net realized and unrealized gain (loss) on investment transactions	1.33		1.40	(3.35)	7.52	4.48	1.32
Total from investment operations	1.29		1.31	(3.48)	7.34	4.35	1.18
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(0.24)	(6.84)	(9.66)	(8.77)	(10.20)
Net asset value, end of period	$12.51		$11.84	$10.77	$21.09	$23.41	$27.83
Total Return(b):	11.40%		12.37%	(24.05)%	38.38%	21.56%	9.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$91,860		$87,966	$91,437	$139,403	$124,024	$137,975
Average net assets (000)	$85,355		$85,193	$111,055	$135,345	$121,955	$144,398
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26	%(d)	1.25%	1.26%	1.24%	1.26%	1.25%
Expenses before waivers and/or expense reimbursement	1.51	%(d)	1.50%	1.51%	1.49%	1.51%	1.50%
Net investment income (loss)	(0.75	)%(d)	(0.82)%	(0.90)%	(0.86)%	(0.61)%	(0.51)%
Portfolio turnover rate(e)	27%		38%	51%	71%	58%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 23

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 29, 2024
			Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.62		$17.59	$29.94	$29.67	$32.84	$41.27
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.05)	(0.08)	(0.09)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	2.24		2.32	(5.43)	10.02	5.62	1.78
Total from investment operations	2.22		2.27	(5.51)	9.93	5.60	1.77
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(0.24)	(6.84)	(9.66)	(8.77)	(10.20)
Net asset value, end of period	$21.22		$19.62	$17.59	$29.94	$29.67	$32.84
Total Return(b):	11.63%		13.04%	(23.64)%	39.12%	22.16%	10.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$662,730		$595,557	$564,177	$845,309	$771,068	$1,550,111
Average net assets (000)	$599,570		$556,388	$682,445	$829,228	$896,694	$1,902,093
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72	%(d)	0.73%	0.71%	0.70%	0.74%	0.79%
Expenses before waivers and/or expense reimbursement	0.72	%(d)	0.73%	0.71%	0.70%	0.74%	0.79%
Net investment income (loss)	(0.21	)%(d)	(0.29)%	(0.36)%	(0.32)%	(0.08)%	(0.04)%
Portfolio turnover rate(e)	27%		38%	51%	71%	58%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R2 Shares
	Six Months Ended February 29, 2024
			Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.68		$17.71	$30.19	$29.94	$33.15	$41.65
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.12)	(0.16)	(0.22)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investment transactions	2.26		2.33	(5.48)	10.13	5.68	1.81
Total from investment operations	2.20		2.21	(5.64)	9.91	5.56	1.70
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(0.24)	(6.84)	(9.66)	(8.77)	(10.20)
Net asset value, end of period	$21.26		$19.68	$17.71	$30.19	$29.94	$33.15
Total Return(b):	11.49%		12.60%	(23.92)%	38.60%	21.74%	9.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,660		$1,858	$1,269	$1,851	$650	$539
Average net assets (000)	$3,107		$1,402	$1,523	$1,050	$562	$296
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08	%(d)	1.08%	1.08%	1.08%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.29	%(d)	1.56%	1.63%	1.98%	3.70%	6.45%
Net investment income (loss)	(0.57	)%(d)	(0.64)%	(0.72)%	(0.75)%	(0.45)%	(0.35)%
Portfolio turnover rate(e)	27%		38%	51%	71%	58%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 25

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended February 29, 2024
			Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.21		$18.13	$30.68	$30.24	$33.33	$41.72
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.07)	(0.10)	(0.14)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	2.31		2.39	(5.61)	10.24	5.77	1.84
Total from investment operations	2.28		2.32	(5.71)	10.10	5.68	1.81
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(0.24)	(6.84)	(9.66)	(8.77)	(10.20)
Net asset value, end of period	$21.87		$20.21	$18.13	$30.68	$30.24	$33.33
Total Return(b):	11.58%		12.92%	(23.74)%	38.90%	22.05%	10.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,156		$26,663	$20,254	$1,810	$1,088	$164
Average net assets (000)	$28,421		$23,220	$17,358	$1,421	$531	$106
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.83%	0.83%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.87%	0.88%	1.50%	3.58%	15.83%
Net investment income (loss)	(0.32	)%(d)	(0.40)%	(0.46)%	(0.47)%	(0.33)%	(0.09)%
Portfolio turnover rate(e)	27%		38%	51%	71%	58%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended February 29, 2024
			Year Ended August 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.72		$18.54	$31.16	$30.52	$33.50	$41.80
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)	(0.05)	(0.06)	0.01	0.05
Net realized and unrealized gain (loss) on investment transactions	2.38		2.45	(5.73)	10.36	5.78	1.85
Total from investment operations	2.37		2.42	(5.78)	10.30	5.79	1.90
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(0.24)	(6.84)	(9.66)	(8.77)	(10.20)
Net asset value, end of period	$22.47		$20.72	$18.54	$31.16	$30.52	$33.50
Total Return(b):	11.73%		13.18%	(23.57)%	39.27%	22.32%	10.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$945,605		$708,201	$603,976	$878,037	$682,514	$675,919
Average net assets (000)	$766,746		$633,368	$736,358	$789,403	$640,757	$786,436
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60	%(d)	0.60%	0.60%	0.59%	0.60%	0.59%
Expenses before waivers and/or expense reimbursement	0.60	%(d)	0.60%	0.60%	0.59%	0.60%	0.59%
Net investment income (loss)	(0.09	)%(d)	(0.17)%	(0.24)%	(0.21)%	0.04%	0.15%
Portfolio turnover rate(e)	27%		38%	51%	71%	58%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 27

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Mid-Cap Growth Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to

PGIM Jennison Mid-Cap Growth Fund 29

Notes to Financial Statements (unaudited) (continued)

be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below)

and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or “subadviser”). The Manager pays for the services of Jennison.

PGIM Jennison Mid-Cap Growth Fund 31

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 29, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% of average daily net assets up to $1 billion;	0.57%

0.55% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2024, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R2	1.08

R4	0.83

R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2024 to limit such expenses. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.30%	N/A	%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the reporting period ended February 29, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$80,099	$32

C	—	82

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each

PGIM Jennison Mid-Cap Growth Fund 33

Notes to Financial Statements (unaudited) (continued)

registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 29, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$654,356,956	$581,353,290

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 29, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)

$ 43,356,511	$298,431,378	$290,113,362	$ —	$ —	$ 51,674,527	51,674,527	$1,486,752

PGIM Institutional Money Market Fund (7-day effective yield 5.683%)(1)(b)(wb)

200,564,272	264,696,835	341,020,874	(23,994)	56,466	124,272,705	124,322,434	202,367	(2)

$243,920,783	$563,128,213	$631,134,236	$(23,994)	$56,466	$175,947,232		$1,689,119

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$1,949,078,898	$756,413,681	$(41,917,783)	$714,495,898

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (August 31, 2024).

Qualified Late-Year Losses	Post-October Capital Losses

$5,648,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Mid-Cap Growth Fund 35

Notes to Financial Statements (unaudited) (continued)

The RIC is authorized to issue 2,000,000,000 shares of capital stock, $0.001 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class	Number of Shares

A	345,000,000

B	5,000,000

C	25,000,000

R	125,000,000

Z	800,000,000

T	100,000,000

R2	100,000,000

R4	100,000,000

R6	400,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 29, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	7,303	0.1%

R4	888	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	4	38.8

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended February 29, 2024:

Shares sold	1,726,135	$24,182,349

Shares issued in reinvestment of dividends and distributions	2,215,738	30,488,551

Shares purchased	(4,599,198)	(64,493,006)

Net increase (decrease) in shares outstanding before conversion	(657,325)	(9,822,106)

Shares issued upon conversion from other share class(es)	96,820	1,356,217

Shares purchased upon conversion into other share class(es)	(127,873)	(1,786,600)

Net increase (decrease) in shares outstanding	(688,378)	$(10,252,489)

Share Class	Shares	Amount

Year ended August 31, 2023:

Shares sold	3,006,850	$40,124,144

Shares issued in reinvestment of dividends and distributions	1,008,087	12,984,167

Shares purchased	(10,019,421)	(131,865,922)

Net increase (decrease) in shares outstanding before conversion	(6,004,484)	(78,757,611)

Shares issued upon conversion from other share class(es)	200,911	2,641,257

Shares purchased upon conversion into other share class(es)	(353,713)	(4,656,410)

Net increase (decrease) in shares outstanding	(6,157,286)	$(80,772,764)

Class C(a)

Six months ended February 29, 2024:

Shares sold	59,372	$1,097,510

Shares issued in reinvestment of dividends and distributions	17,557	321,122

Shares purchased	(52,939)	(982,840)

Net increase (decrease) in shares outstanding before conversion	23,990	435,792

Shares purchased upon conversion into other share class(es)	(19,076)	(358,605)

Net increase (decrease) in shares outstanding	4,914	$77,187

Year ended August 31, 2023:

Shares sold	110,861	$1,944,585

Shares issued in reinvestment of dividends and distributions	7,988	136,598

Shares purchased	(162,084)	(2,843,478)

Net increase (decrease) in shares outstanding before conversion	(43,235)	(762,295)

Shares purchased upon conversion into other share class(es)	(70,689)	(1,228,849)

Net increase (decrease) in shares outstanding	(113,924)	$(1,991,144)

Class R

Six months ended February 29, 2024:

Shares sold	353,437	$4,094,240

Shares issued in reinvestment of dividends and distributions	390,136	4,431,948

Shares purchased	(826,452)	(9,582,258)

Net increase (decrease) in shares outstanding	(82,879)	$(1,056,070)

Year ended August 31, 2023:

Shares sold	945,679	$10,449,512

Shares issued in reinvestment of dividends and distributions	173,660	1,866,846

Shares purchased	(2,184,378)	(23,797,060)

Net increase (decrease) in shares outstanding	(1,065,039)	$(11,480,702)

PGIM Jennison Mid-Cap Growth Fund 37

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z

Six months ended February 29, 2024:

Shares sold	3,969,804	$76,615,014

Shares issued in reinvestment of dividends and distributions	941,652	18,126,804

Shares purchased	(4,053,305)	(78,891,702)

Net increase (decrease) in shares outstanding before conversion	858,151	15,850,116

Shares issued upon conversion from other share class(es)	87,390	1,689,220

Shares purchased upon conversion into other share class(es)	(74,534)	(1,441,930)

Net increase (decrease) in shares outstanding	871,007	$16,097,406

Year ended August 31, 2023:

Shares sold	6,519,766	$119,776,686

Shares issued in reinvestment of dividends and distributions	385,645	6,845,208

Shares purchased	(8,467,651)	(152,405,071)

Net increase (decrease) in shares outstanding before conversion	(1,562,240)	(25,783,177)

Shares issued upon conversion from other share class(es)	260,420	4,725,662

Shares purchased upon conversion into other share class(es)	(415,008)	(7,585,460)

Net increase (decrease) in shares outstanding	(1,716,828)	$(28,642,975)

Class R2

Six months ended February 29, 2024:

Shares sold	85,512	$1,652,001

Shares issued in reinvestment of dividends and distributions	5,359	103,422

Shares purchased	(13,090)	(257,130)

Net increase (decrease) in shares outstanding	77,781	$1,498,293

Year ended August 31, 2023:

Shares sold	48,430	$887,304

Shares issued in reinvestment of dividends and distributions	925	16,516

Shares purchased	(26,621)	(489,711)

Net increase (decrease) in shares outstanding	22,734	$414,109

Class R4

Six months ended February 29, 2024:

Shares sold	383,249	$7,752,504

Shares issued in reinvestment of dividends and distributions	4,392	87,133

Shares purchased	(145,162)	(2,920,063)

Net increase (decrease) in shares outstanding	242,479	$4,919,574

Share Class	Shares	Amount

Year ended August 31, 2023:

Shares sold	348,957	$6,452,092

Shares issued in reinvestment of dividends and distributions	1,239	22,665

Shares purchased	(147,902)	(2,786,372)

Net increase (decrease) in shares outstanding	202,294	$3,688,385

Class R6

Six months ended February 29, 2024:

Shares sold	11,047,225	$229,283,995

Shares issued in reinvestment of dividends and distributions	1,050,271	21,394,022

Shares purchased	(4,213,313)	(86,770,570)

Net increase (decrease) in shares outstanding before conversion	7,884,183	163,907,447

Shares issued upon conversion from other share class(es)	29,613	609,039

Shares purchased upon conversion into other share class(es)	(3,378)	(67,341)

Net increase (decrease) in shares outstanding	7,910,418	$164,449,145

Year ended August 31, 2023:

Shares sold	9,254,008	$179,221,516

Shares issued in reinvestment of dividends and distributions	389,404	7,293,538

Shares purchased	(8,352,690)	(159,274,187)

Net increase (decrease) in shares outstanding before conversion	1,290,722	27,240,867

Shares issued upon conversion from other share class(es)	325,992	6,299,434

Shares purchased upon conversion into other share class(es)	(10,115)	(195,634)

Net increase (decrease) in shares outstanding	1,606,599	$33,344,667

(a)	On December 27, 2021, the Fund declared a 4 to 1 reverse stock split.

On December 27, 2021, the Fund’s Class C shares implemented a four-into-one reverse stock split the net effect of which was to decrease the number of the Fund’s outstanding shares and increase the net asset value per share by a proportionate amount. While the number of the Fund’s outstanding shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments in the Fund were affected. Immediately after the reverse stock split, each shareholder maintained the same percentage of the Fund’s net assets prior to the reverse stock split. Capital share activity referenced in the Statement of Changes in Net Assets and in Note 7, as well as per share data in the Financial Highlights for Class C shares have been retroactively adjusted to reflect the reverse stock split.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Jennison Mid-Cap Growth Fund 39

Notes to Financial Statements (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and

PGIM Jennison Mid-Cap Growth Fund 41

Notes to Financial Statements (unaudited) (continued)

cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison Mid-Cap Growth Fund 43

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Mid-Cap Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON MID-CAP GROWTH FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PEEAX	PEGCX	JDERX	PEGZX	PEGEX	PEGGX	PJGQX

CUSIP	74441C105	74441C303	74441C600	74441C808	74441C865	74441C857	74441C881

MF173E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits
(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly Chief Financial Officer
(Principal Financial Officer)

Date:	April 16, 2024